Trade and other receivables, Ageing of Impairment (Details) - USD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Ageing of impairment on trade receivables [Abstract]
Gross trade receivables	$ 628.4	$ 877.9
Loss allowance	(17.9)	(42.4)	$ (41.9)
Trade receivables net	610.5	835.5
Current [Member]
Ageing of impairment on trade receivables [Abstract]
Gross trade receivables	561.4	696.0
Loss allowance	(6.1)	(8.9)
Trade receivables net	555.3	687.1
Up to Three Months [Member]
Ageing of impairment on trade receivables [Abstract]
Gross trade receivables	42.3	110.1
Loss allowance	(0.9)	(3.8)
Trade receivables net	41.4	106.3
Three to Four Months [Member]
Ageing of impairment on trade receivables [Abstract]
Gross trade receivables	4.3	8.9
Loss allowance	(0.4)	(1.5)
Trade receivables net	3.9	7.4
Over Four Months [Member]
Ageing of impairment on trade receivables [Abstract]
Gross trade receivables	20.4	62.9
Loss allowance	(10.5)	(28.2)
Trade receivables net	$ 9.9	$ 34.7